Condensed Financial Information (Parent Company) (Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Abstract]
Total interest expense	$ 874	$ 890	$ 871
Parent Company
Interest Expense [Abstract]
Total interest expense	1,152	1,171	1,151
Parent Company | Long-term Debt
Interest Expense [Abstract]
Total interest expense	811	833	809
Parent Company | Long-term Debt | Affiliated Entity [Member]
Interest Expense [Abstract]
Total interest expense	160	168	173
Parent Company | Secured Debt [Member]
Interest Expense [Abstract]
Total interest expense	47	36	35
Parent Company | Junior Subordinated Debt [Member]
Interest Expense [Abstract]
Total interest expense	$ 134	$ 134	$ 134